Acquisitions - Schedules (Details) - USD ($) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 08, 2018	Nov. 01, 2017	Apr. 06, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash consideration						$ 4,267	$ 0
Goodwill				$ 65,040		65,040		$ 59,683	$ 12,947
Pro Forma Financial Results
Total revenue				63,466	$ 65,117	128,705	124,386
Net income (loss)				(335)	11,518	596	8,251
Net income (loss) attributable to common stockholders				$ 106	$ 11,559	$ 1,122	$ 8,391
Premier, J&S and Pure Wellness [Member]
Pro Forma Financial Results
Total revenue								213,741	161,516
Net income (loss)								14,726	(16,382)
Net income (loss) attributable to common stockholders								$ 17,088	$ (14,590)
Premier
Business Acquisition [Line Items]
Equity consideration	$ 203,000
Preferred stock discount	2,883
Purchase price consideration	200,117
Current assets including cash	3,878
Furniture, fixtures and equipment	47
Goodwill	53,517
Customer relationships	188,800
Total assets acquired	246,242
Current liabilities	2,378
Deferred tax liability	43,747
Total assumed liabilities	46,125
Net assets acquired	$ 200,117
Estimated Useful Life	30 years
J&S
Business Acquisition [Line Items]
Cash consideration		$ 9,176
Term loan		10,000
Consideration transfered		25,500
Fair value of Ashford Inc. common stock		5,063
Contingent consideration		1,196
Purchase price consideration		25,435
Fair value of redeemable noncontrolling interest		2,724
Interest in acquiree		28,159
Current assets including cash		6,564
Furniture, fixtures and equipment		15,633
Goodwill		5,384
Trademarks		3,201
Customer relationships		$ 6,519
Property, plant and equipment, useful life		5 years
Other assets		$ 129
Total assets acquired		37,430
Current liabilities		7,080
Notes payable, current		445
Deferred income		1,213
Note payable, non-current		533
Total assumed liabilities		9,271
Net assets acquired		$ 28,159
J&S | Customer Relationships
Business Acquisition [Line Items]
Estimated Useful Life		7 years
Pure Wellness
Business Acquisition [Line Items]
Cash consideration			$ 97
Equity consideration			425
Cash			129
Furniture, fixtures and equipment			170
Goodwill			782
Customer relationships			$ 175
Property, plant and equipment, useful life			3 years
Total assets acquired			$ 1,256
Notes payable, current			100
Note payable, non-current			375
Other assumed liabilities, net			356
Total assumed liabilities			831
Net assets acquired			$ 425
Pure Wellness | Customer Relationships
Business Acquisition [Line Items]
Estimated Useful Life			5 years